Share capital - Disclosure of detailed information about warrants issued and outstanding (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants	7,160,440
Warrants 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants	7,040
Exercise price (CAD) | $ / shares	$ 0.75
Issuance date	Mar 2024
Expiry date	Mar 27, 2026
Warrants 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants	400,000
Exercise price (CAD) | $ / shares	$ 1.38
Issuance date	Jun 2023
Expiry date	Jun 21, 2026
Warrants 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants	4,709,400
Exercise price (CAD) | $ / shares	$ 1
Issuance date	Mar 2024
Expiry date	Mar 27, 2027
Warrants 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants	1,000,000
Exercise price (CAD) | $ / shares	$ 1.05
Issuance date	Aug 2024
Expiry date	Aug 14, 2027
Warrants 5 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants	1,044,000
Exercise price (CAD) | $ / shares	$ 2.5
Issuance date	Mar 2025
Expiry date	Mar 31, 2028